As filed with the Securities and Exchange Commission on June 1, 2001

                                                           File No. __________

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No.               [ ]
                        Post-Effective Amendment No.               [ ]


                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                    Copy to:
 George Stevens                            Jay G. Baris
 BISYS Fund Services Ohio, Inc.            Kramer Levin Naftalis &
 3435 Stelzer Road                         Frankel LLP
 Columbus, Ohio 43219                      919 Third Avenue
 (Name and Address of Agent for            New York, New York 10022
 Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered:  Shares of Beneficial Interest.

No Filing Fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant proposes that the filing become effective on July 1, 2001, pursuant to Rule 488 under the Securities Act of 1933, as amended.

                 PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                    OF THE SECURITIES AND EXCHANGE COMMISSION

                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund

                                  800-539-3863

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

      The Victory Portfolios (the "Trust") will host a special meeting of shareholders of the U.S. Government Obligations Fund (the "Fund") on September 13, 2001, at 10:30 a.m. Eastern Time (the "Meeting"). The Meeting will be held at the Fund's offices, located at 3435 Stelzer Road, Columbus, Ohio 43219. At the Meeting, we will ask shareholders of the Fund to vote on:

      1. A proposal to reorganize the U.S. Government Obligations Fund into the Gradison Government Reserves Fund.

      2.    Any other business properly brought before the Meeting.

July _, 2001


By Order of the Board of Trustees
Darin Dugenske, Secretary
3435 Stelzer Road
Columbus, Ohio  43219

Important Information to Help You Understand the Proposal on Which You Are Being Asked to Vote.

                  Please read the full text of this proxy statement. Below is a brief overview of the matter to be voted upon. Your vote is important. If you have questions regarding the proposals please call your Investment Consultant or The Victory Portfolios at 1-(800)-539-3863. We appreciate the confidence you have placed in the Funds and look forward to helping you achieve your financial goals through investment in The Victory Portfolios.


What proposal am I being asked to vote on?

                  You are being asked to vote on a proposal to:

                         Reorganize the U.S. Government Obligations
                         Fund into the Gradison Government Reserves
                         Fund.


The following table shows the respective classes that the Fund will reorganize into if the reorganization is approved:

              Old Fund                               New Fund
              --------                               --------

              U.S. Government Obligations Fund -     Gradison Government
              Select Shares                          Reserves Fund - Class G
                                                     Shares

              U.S. Government Obligations Fund -     Gradison Government
              Investor Shares                        Reserves Fund - Trust
                                                     Class*

*A new class of shares, Trust Shares, has been created for shareholders of U.S. Government Obligations Fund - Investor Shares. Trust Shares are available only for investment by clients for which KeyBank N.A. (or its affiliates), as a fiduciary, has sole or shared investment responsibility.

Has my Fund's Board of Trustees approved the Reorganization?

                  Yes. On May 23, 2001, the Board of The Victory Portfolios unanimously approved the reorganization of the U.S. Government Obligations Fund into the Gradison Government Reserves Fund, and recommended that you vote to approve the reorganization. The Board of the Victory Portfolios also approved the Agreement and Plan of Reorganization and Termination for the Fund on May 23, 2001.


Why is the Reorganization being recommended?

                  The merger would support administrative, portfolio management and services efficiencies, including:

                  o The elimination of redundant overhead expenses and confusing product sets where similar investment objectives exist.
                  o Going forward, the Fund may benefit from expense reductions due to economies that could result from the merger.


Who will manage my Fund once the merger is completed?

                  The current portfolio manager of the Gradison Government Reserves Fund, Mr. Stephen Wesselkamper, will continue to manage the Gradison Government Reserves Fund after the reorganization. After the reorganization, the Fund will be managed in substantially the same manner as the Gradison Government Reserves Fund has been managed.

Will the fees and expenses of my Fund increase?

                  No. U.S. Government Obligations Fund shareholders will exchange their shares for shares of Gradison Government Reserves Fund with expenses that are no higher than current U.S. Government Obligations Fund expenses of the respective class. These expenses will be maintained at a rate no higher than the expense rate of the Select and Investor Shares of U.S. Government Obligations Fund for a period of at least one year after the reorganization of your Fund.


Will I, or my Fund have to pay federal income taxes as a result of the Reorganization?

                  No. Neither you nor the Fund will have any federal tax consequences solely as a result of the share exchange.


Will any sales load, sales commission or other fee be imposed on my shares in connection with the Reorganization?

                  No.


What happens if I do not wish to participate in the reorganization of the U.S. Government Obligations Fund with respect to the shares that I own, or what if I do not wish to own shares of the Gradison Government Reserves Fund?

                  If you do not wish to participate in the reorganization, you must redeem your shares of the U.S. Government Obligations Fund before 2:00 p.m. on October 5, 2001, based on the current anticipated dated of the reorganization, if approved by shareholders.


When will the Shareholder Meeting be held?

                  The Shareholder Meeting will be held on September 13, 2001. The approval of more than 50% of the shares of the shareholders voting in person or by proxy at the Shareholder Meeting of the outstanding shares of each class of the Fund is required to approve the Reorganization.


I have received other proxy materials from The Victory Portfolios. Is this a duplicate? Do I have to vote again?

                  This is NOT a duplicate proxy. You must vote separately for each account you have with The Victory Portfolios.


How do I vote my shares?

                  You can vote your shares by completing and signing the enclosed proxy card(s), and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-888-737-6266 or by fax at 800-733-1885, or via the
                  internet at www.proxyweb.com. If you need assistance, or have any questions regarding the proposal or how to vote your shares, please call your Investment Consultant or the Victory Portfolios at 1-800-539-3863.

                  If you hold your shares beneficially through a bank or broker, please see the enclosed proxy card for your voting options.

                 PRELIMINARY PROXY MATERIALS FOR THE INFORMATION
                    OF THE SECURITIES AND EXCHANGE COMMISSION

 ------------------------------------------------------------------------------
                             YOUR VOTE IS IMPORTANT!

     YOU CAN VOTE EASILY AND QUICKLY BY MAIL, BY PHONE (Toll-Free), OR BY THE INTERNET. JUST FOLLOW THE SIMPLE INSTRUCTIONS THAT APPEAR ON YOUR ENCLOSED
                                   PROXY CARD.
 ------------------------------------------------------------------------------



                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund

                         SPECIAL MEETING OF SHAREHOLDERS
                               September 13, 2001

          _____________________________________________________________

                             THE VICTORY PORTFOLIOS
                                3435 Stelzer Road
                              Columbus, Ohio 43219

                     COMBINED PROXY STATEMENT AND PROSPECTUS

                               DATED JULY __, 2001

                                  INTRODUCTION
                                  ------------

      This Combined Proxy Statement and Prospectus is being provided for a special meeting of shareholders of the U.S. Government Obligations Fund ("your Fund") to be held on September 13, 2001 (the "Meeting"). We have divided the Combined Proxy Statement and Prospectus into six parts:

      Part 1 -- An Overview

      Part 2 -- Proposal to Approve the Reorganization of the U.S. Government Obligations Fund

      Part 3 -- More on Proxy Voting and Shareholder Meetings

      Part 4 -- Fund Information

      Part 5 -- Prospectus of Gradison Government Reserves Fund

      Part 6 -- Form of Agreement and Plan of Reorganization and Termination

      Please read the entire proxy statement before voting. If you have any questions, please call us at 1-800-539-FUND (800-539-3863).

      This Combined Proxy Statement and Prospectus was first mailed to shareholders the week of July 16, 2001.

        This Combined Proxy Statement and Prospectus contains information about The Victory Portfolios that you should know. Please
       keep it for future reference. A Statement of Additional Information dated July __, 2001 is incorporated by reference.

       Neither the Securities and Exchange Commission (the "SEC") nor any
             state securities commission has approved or disapproved
       these securities, or determined that this Combined Proxy Statement and Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

      o     Shares of The Victory Portfolios are not insured by the FDIC.
      o Shares of The Victory Portfolios are not deposits of or guaranteed by KeyBank or any of its affiliates, or any other bank.
      o You can lose money by investing in the Funds of The Victory Portfolios, because they are subject to investment risks.

      The Victory Portfolios is required by federal law to file reports, proxy statements and other information with the SEC. The SEC maintains a website that contains information about The Victory Portfolios. Any such reports, proxy material and other information can be inspected and copied at the public reference facilities of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's New York Regional Office, Seven World Trade Center, New York, NY 10048 and Chicago Regional Office, 500 West Madison Street, Suite 1400, Chicago, IL 60661. Copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

                              Table of Contents

                                                                          Page


PART 1 - AN OVERVIEW.........................................................1

PART 2 - Proposal to Approve the Reorganization of the U.S.
         Government Obligations Fund.........................................1

         Introduction........................................................1

         How the Reorganization Works........................................1

         How the Fees of the U.S. Government Obligations Fund
         Compare to the Fees of the Gradison Government Reserves
         Fund................................................................2

         Information about the Reorganization................................4

         Why We Want to Reorganize the U.S. Government
         Obligations Fund....................................................5

         Considerations by the Board of Trustees.............................5

         How your Fund compares to the Gradison Government Reserves
         Fund................................................................6

               Comparison of Investment Objectives...........................6

               Comparison of Investment Policies and Strategies..............6

               Comparison of Principal Investment Risks......................6

               Comparison of Potential Risks and Rewards/Performance.........7

               Comparison of Operations......................................8

                     Investment Advisory Agreement...........................9

                     Distribution Plans......................................9

                     Shareholder Servicing Plan..............................9

                     Administrator, Distributor, Transfer Agent, Dividend
                     Disbursing Agent and Custodian..........................9

                     Dividends and Other Distributions......................10

                     Purchase Procedures....................................11

                     Exchange Rights........................................11

                     Redemption Procedures..................................12

                              Table of Contents
                                 (continued)
                                                                          Page
                     Trustees...............................................12

               Comparison of Shareholder Rights.............................12

               Capitalization of the Funds..................................12

         Required Vote......................................................13

         Board Recommendation...............................................13

PART 3 - MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS......................13

PART 4 - FUND INFORMATION...................................................15

PART 5 - PROSPECTUS OF GRADISON GOVERNMENT RESERVES FUND....................16

PART 6 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND
         TERMINATION........................................................16

      PART  1 - AN OVERVIEW

      The Board of Trustees of The Victory Portfolios (the "Trust") has sent you this Combined Proxy Statement and Prospectus to ask for your vote on a proposal to reorganize your Fund into the Gradison Government Reserves Fund. Your Fund has scheduled a shareholder meeting for September 13, 2001 to consider the proposal.

      PART 2 - Proposal to Approve the Reorganization of the U.S. Government Obligations Fund

      Introduction

      The Board of Trustees of the Trust, on behalf of your Fund and the Gradison Government Reserves Fund, both of which are series of the Trust, has approved an Agreement and Plan of Reorganization and Termination under which your Fund would be reorganized into the Gradison Government Reserves Fund. In this Combined Proxy Statement and Prospectus, we refer to the Agreement and Plan of Reorganization and Termination as the "Plan of Reorganization," and to the transactions described in the Plan of Reorganization as the "reorganization."

      The primary purpose of the proposal is to improve operating efficiencies.

      You will not have to pay federal income taxes solely as a result of the reorganization of your Fund.

      To adopt the Plan of Reorganization, we need shareholder approval.

      The next few pages of this Combined Proxy Statement and Prospectus discuss some of the details of the proposed reorganization and how it will affect your Fund and you.

      How the Reorganization Works

      If you approve the proposals discussed in this Combined Proxy Statement and Prospectus, your Fund would reorganize into the Gradison Government Reserves Fund. The reorganization would work as follows:

      o If you approve the Plan of Reorganization, your Fund would transfer substantially all its assets and liabilities to the Gradison Government Reserves Fund, in exchange for shares of the Gradison Government Reserves Fund.

      o Your Fund would distribute to you the Gradison Government Reserves Fund shares it receives. If you hold Investor Shares, you would receive Trust Shares of Gradison Government Reserves Fund. If you hold Select Shares you would receive Class G Shares of Gradison Government Reserves Fund. The dollar value of Gradison Government Reserves Fund shares would be the same as the dollar value of your Fund shares.

      o You would become a shareholder of Trust Shares or Class G Shares of Gradison Government Reserves Fund, depending on which class or classes you held in your Fund. Your Fund would then cease operations.

      o You will not have to pay any federal income tax solely as a result of the reorganization.

      Your Fund and the Gradison Government Reserves Fund have similar investment objectives and investment policies, in that they both invest in "government securities." We describe the differences in the investment policies and principal risks later in this document. After the reorganization, we anticipate that the same portfolio manager who currently manages your Fund will manage the Gradison Government Reserves Fund. Victory Capital Management Inc. (the "Adviser") currently is the investment adviser of each Fund.

      How the Fees of the U.S. Government Obligations Fund Compare to the Fees of the Gradison Government Reserves Fund

      Both your Fund and the Gradison Government Reserves Fund, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services, and other activities. The following table describes the fees and expenses you may pay if you invest in the Investor Shares and Select Shares of your Fund or the Class G Shares of the Gradison Government Reserves Fund. The table also shows the expected expenses of the Gradison Government Reserves Fund after the reorganization. The Funds' annual expenses may be more or less than the amounts shown below.


                                                   Gradison
                                                  Government
                                U.S. Government    Reserves
Shareholder Transaction         Obligations Fund     Fund         Pro Forma
Expenses (paid directly from    Investor Select    Class G     Trust    Class G
your investment)(1)             Shares   Shares    Shares     Shares(2) Shares
                                -------- ------    -------    ------    ------
Maximum Sales Charge Imposed      None     None      None       None     None
on Purchases (as a percentage
of offering price)
Sales Charge Imposed on           None     None      None       None     None
Reinvested Dividends
Deferred Sales Charge             None     None      None       None     None
Redemption Fees                   None     None      None       None     None
Exchange Fees                     None     None      None       None     None
Annual Fund Operating Expenses
(as a percentage of average
daily net assets)
Management Fees                   0.35%    0.35%    0.43%(3)  0.39%(3)  0.39%(3)
Distribution (Rule 12b-1) Fees    0.00%    0.00%    0.10%     0.00%     0.00%
Other Expenses (includes a        0.16%    0.41%    0.37%     0.16%     0.40%
shareholder servicing fee of
0.25% applicable to Select
Shares of U.S. Government
Obligations Fund and Class G
Shares of Gradison Government
Reserves Fund after the
Reorganization)
Total Fund Operating Expenses     0.51%    0.76%    0.90%(4)  0.55%     0.79%
Fee Waivers                                                   0.04%     0.03%
Total Operating Expenses                                      0.51%(5)  0.76%(5)

(1)You may be charged additional service fees if you buy, exchange, or sell shares through a broker or agent.
(2)On May 23, 2001, the Board of Trustees of the Trust approved the addition of Trust Shares to the Gradison Government Reserves Fund. If shareholders approve the reorganization, following the Closing, the holders of Investor Shares and Select Shares of your Fund will receive Trust Shares and Class G Shares, respectively, of the Gradison Government Reserves Fund.
(3) Fee is based upon the average daily net assets of the Fund at an annual rate of 0.50% of the first $400 million, 0.45% of the next $600 million, 40% of the next $1 billion and 0.35% thereafter.
(4)The Adviser intends to voluntarily waive its fees and/or reimburse expenses to ensure that the net operating expenses of the Class G Shares, for any period for which the waivers or reimbursements are in effect, do not exceed 0.79%. This waiver/reimbursement may be terminated at any time.
(5)The Adviser has contractually agreed to waive its management fees and reimburse expenses, as allowed by law, so that the net operating expenses of the Trust Shares and the Class G Shares do not exceed 0.51% and 0.76% , respectively, until the later of September 30, 2002, or one year from the completion of the Reorganization.


      Example. This Example is intended to help you compare the cost of investing in the U.S. Government Obligations Fund with the cost of investing in the Gradison Government Reserves Fund and other mutual funds.

      The Example assumes that you invest $10,000 in either of the Funds for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the Example assumes that the Pro Forma expenses of the Trust Shares and Class G Shares reflect the fee waivers set forth in the table above for the one year period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                                               1 Year  3 Years  5 Years 10 Years
--------------------------------------------------------------------------------
U.S. Government Obligations Fund - Investor      $52     $164    $285     $640
Shares
--------------------------------------------------------------------------------
U.S. Government Obligations Fund - Select        $78     $243    $422     $942
Shares
--------------------------------------------------------------------------------
Gradison Government Reserves Fund - Class G      $92     $287    $498   $1,108
--------------------------------------------------------------------------------
Pro Forma - Trust Shares                         $52     $172    $303     $685
--------------------------------------------------------------------------------
Pro Forma - Class G Shares                       $78     $249    $436     $975
--------------------------------------------------------------------------------

      Information about the Reorganization

      This section describes some information you should know about the reorganization.

      Description of transaction. The Plan of Reorganization provides that your Fund will transfer substantially all of its assets to the Gradison Government Reserves Fund in exchange for Trust Share and Class G Shares of the Gradison Government Reserves Fund in the same proportion as the Investor Shares and Select Shares of your Fund. The Gradison Government Reserves Fund also will assume substantially all of your Fund's liabilities. After this transaction, your Fund will give you either Trust Shares or Class G Shares of Gradison Government Reserves Fund (the "Closing"). The value of the shares you receive will be equal to the value of your Fund shares you owned at the end of business on the day the Closing. You will not pay a sales charge or any other fee as part of this transaction. The Funds will bear certain expenses that are normal with this type of reorganization.

      Please see the Plan of Reorganization for a more detailed description of the reorganization. You can find the Plan of Reorganization in Part 6 of this Combined Proxy Statement and Prospectus.

      Tax status of reorganization. Your Fund expects to obtain an opinion of counsel saying, in effect, that you will not have to pay any federal income taxes solely as a result of the reorganization. Your Fund or the Gradison Government Reserves Fund, however, may pay a dividend or distribute a taxable gain prior to the reorganization. You may be liable for taxes on those distributions.

      Conditions of the reorganization. Before the reorganization can occur, both your Fund and the Gradison Government Reserves Fund must satisfy certain conditions. For example:

      o Each Fund must receive an opinion of counsel stating, in effect, that you will not pay any federal income taxes solely as a result of the reorganization;

      o Each Fund must receive an opinion of counsel certifying to certain matters concerning the legal existence of each Fund;

      o A majority of the shareholders voting at the Meeting in person or by proxy must approve the reorganization; and

      o The Trust, on behalf of your Fund and Gradison Government Reserves Fund must receive an order from the SEC, if required.

      SEC order. As of June 15, 2001, affiliates of the Adviser held shares of both your Fund and the Gradison Government reserves Fund as record holders for the benefit of their customers. To the extent that the Adviser's affiliates owned more than 5% of the "outstanding voting securities" of either your Fund or Gradison Government Reserves Fund, the Adviser may be deemed to be an "affiliated person" of that Fund for reasons other than it being the Fund's investment adviser. Because of this affiliation, an order from the SEC may be required to carry out the reorganization. The Adviser and the Trust have applied for an order that would grant certain exemptions to allow the reorganization to occur.

      Why We Want to Reorganize the U.S. Government Obligations Fund

      The Adviser believes that the reorganization will benefit both of the Funds. Among other things, the Adviser believes the reorganization will:

      o Result in economies of scale. That is, the increased assets of two combined Funds could possibly reduce expenses over time by spreading fixed costs over a larger asset base.

      o Going forward, eliminate duplicative efforts that separate entities may require, such as accounting services, resulting in more efficient operations of the Gradison Government Reserves Fund.

      Considerations by the Board of Trustees

      On May 23, 2001, the Board of Trustees of the Trust, on behalf of both your Fund and Gradison Government Reserves Fund, unanimously approved the proposed Plan of Reorganization. The Trustees concluded that the reorganization

      o was in the best interests of the shareholders of both your Fund and the Gradison Government Reserves Fund, and

      o would not result in any dilution of the value of your investment or the investment of the shareholders of the Gradison Government Reserves Fund.

      In approving the Plan of Reorganization, the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) (the "Independent Trustees"), considered that, among other things:

      o the investment objectives and policies of your Fund and those of the Gradison Government Reserves Fund are similar;

      o merging your Fund with the Gradison Government Reserves Fund would result in the combined fund having a larger asset base which, over time, may result in economies of scale and offer improved services to shareholders; and

      o the reorganization by itself will not cause the shareholders of either Fund any federal income tax liability.

      How your Fund compares to the Gradison Government Reserves Fund.

      For complete information about the Gradison Government Reserves Fund, please refer to the prospectus included with this Combined Proxy Statement and Prospectus.

      For complete information about your Fund, please refer to your Fund's prospectus. You also can call us at (800) 539-FUND (800-539-3863) for a free copy of your Fund's prospectus. The information contained in your Fund's prospectus is incorporated by reference into this Combined Proxy Statement and Prospectus.

            Comparison of Investment Objectives. The following table compares the investment objectives of your Fund and Gradison Government Reserves Fund.

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
To provide current income consistent     To maximize current income to the
with liquidity and stability of          extent consistent with the
principal.                               preservation of capital and the
                                         maintenance of liquidity.
--------------------------------------------------------------------------------

      Comparison of Investment Policies and Strategies. Both your Fund and the Gradison Government Reserves Fund are money market funds. That is, they both invest in short-term debt obligations and are designed to maintain a stable value of $1.00 per share. (Of course, there is no guarantee that they will be able to do so). Although your Fund and the Gradison Government Reserves Fund have similar investment policies and strategies, there are some differences. The following table compares the principal investment policies and strategies of your Fund and Gradison Government Reserves Fund.

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
Invests only in short-term U.S.          Invests primarily in securities of
government securities backed by the      U.S. government agencies and
full faith and credit of the U.S.        instrumentalities that are supported
Treasury, and repurchase agreements      only by the credit of those entities,
collateralized by these securities.      that are not backed by the full faith
                                         and credit of the U.S. Treasury
Under normal market conditions, the
Fund primarily invests in:               May also invest in securities issued
                                         by the U.S. government, its agencies
                                         and instrumentalities that are backed
o  U.S. Treasury bills, notes, and       by the full faith and credit of the
   other obligations issued or           U.S. Treasury.
   guaranteed by the U.S. government.
o  Repurchase agreements collateralized  May invest in adjustable rate
   by obligations of the U.S.            securities.
   government.
                                         The Gradison Government Reserves Fund
                                         plans, as much as possible, to invest
                                         in securities whose interest payments
                                         are exempt from state and local taxes.
--------------------------------------------------------------------------------




      Comparison of Principal Investment Risks. The following table compares the principal investment risks of investing in your Fund and Gradison Government Reserves Fund.


--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
You may lose money if any of the         Same as U.S. Government Obligations
following occurs:                        Fund,

--------------------------------------------------------------------------------
U.S. Government Obligations Fund         Gradison Government Reserves Fund
--------------------------------------------------------------------------------
o  The portfolio manager does not         plus:
   execute the Fund's principal           o An agency or instrumentality
   investment strategies effectively.       defaults on its obligation and the
o  The market value of floating or          U.S. government does not provide
   variable rate securities falls to        financial support.
   the extent that the Fund's share
   price declines below $1.00.
o  Rapidly rising interest rates cause
   securities held by the Fund to
   decline in value and cause the
   Fund's share price to decline below
   $1.00.
o  Interest rates decline, resulting in
   a lower yield for the Fund.
--------------------------------------------------------------------------------

      Comparison of Potential Risks and Rewards/Performance. Both Funds have their own risks and potential rewards. The charts and tables below compare the potential risks and rewards of investing in each Fund.

      The bar charts shown below provide an indication of the risks of investing in each Fund by showing changes in each Fund's performance for various time periods ending December 31. The bar charts show returns for the Select Shares of your Fund and the Class G Shares of the Gradison Government Reserves Fund. The figures shown in the bar charts and tables assume reinvestment of dividends.

      Keep in mind that past performance does not indicate future results.


                      U.S. Government Obligations Fund*

-------------------------------------------------------------------------------
 15.00%
-------------------------------------------------------------------------------
 10.00%  5.71%                       5.45%                              5.55%
-------------------------------------------------------------------------------
 5.00%          3.31%  2.61%  3.69%         4.89%  4.76%  4.78%  4.32%
-------------------------------------------------------------------------------
 0.00%
-------------------------------------------------------------------------------
 -5.00%
-------------------------------------------------------------------------------
          1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
-------------------------------------------------------------------------------
*The total return for the Select Shares of the U.S. Government Obligations
Fund from January 1, 2001 to June 30, 2001 was ____%.

      During the period shown in the bar chart, the highest return for a quarter was 1.56% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.64% (quarter ending June 30, 1993).

                      Gradison Government Reserves Fund*

         ----------------------------------------------------------------------
 10.00%  5.47%                       5.24%                              5.74%
         ----------------------------------------------------------------------
 5.00%          3.33%  2.51%  3.45%         4.75%  4.90%  4.87%  4.51%
         ----------------------------------------------------------------------
 0.00%
         ----------------------------------------------------------------------
         ----------------------------------------------------------------------
 -5.00%
         ----------------------------------------------------------------------
          1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
-------------------------------------------------------------------------------
*The total return for the Class G Shares of the Gradison Government Reserves Fund from January 1, 2001 to June 30, 2001 was ____%.

      During the period shown in the bar chart, the highest return for a quarter was 1.52% (quarter ending March 31, 1991) and the lowest return for a quarter was 0.60% (quarter ending September 30, 1993).

      The average annual total returns for the two Funds for the periods ended December 31, 2000 are as follows:

-------------------------------------------------------------------------------
Average Annual Total Returns                  Past One  Past 5      Past 10
                                                                   years or
                                                Year     Years       since
                                                                   inception
-------------------------------------------------------------------------------
U.S. Government Obligations Fund - Investor     5.81%     N/A       5.16%*
Shares
-------------------------------------------------------------------------------
U.S. Government Obligations Fund - Select       5.55%    4.86%      4.50%**
Shares
-------------------------------------------------------------------------------
Gradison Government Reserves Fund - Class G     5.74%    4.96%      4.47%**
Shares***
-------------------------------------------------------------------------------
*Average annual total return since inception, January 8, 1997
**Average annual total return for the past 10 years.
***Gradison Government Reserves Fund also has a Trust Shares class which was created on May 23, 2001, but will not begin operation until the completion of the reorganization.

      The seven-day yields of the Funds for the seven-day period ending June 30, 2001 are as follows:

      -------------------------------------------------------------
      U.S. Government Obligations Fund - Investor          __%
      Shares
      -------------------------------------------------------------
      U.S. Government Obligations Fund - Select Shares     __%
      -------------------------------------------------------------
      Gradison Government Reserves Fund - Class G          __%
      Shares
      -------------------------------------------------------------

      The effective yields of the Funds for the seven-day period ending June 30, 2001 are as follows:

      -------------------------------------------------------------
      U.S. Government Obligations Fund - Investor          __%
      Class
      -------------------------------------------------------------
      U.S. Government Obligations Fund - Select Class      __%
      -------------------------------------------------------------
      Gradison Government Reserves Fund - Class G          __%
      Shares
      -------------------------------------------------------------

      Comparison of Operations.

            Investment Advisory Agreement

      The Adviser serves as investment adviser to both your Fund and the Gradison Government Reserves Fund. The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a subsidiary of KeyBank National Association, a wholly owned subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of February 28, 2001, the Adviser managed approximately $75 billion. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

            Distribution Plans

      The Trust has adopted a Rule 12b-1 Distribution and Service Plan for each class of each Fund. The share classes do not make any payments under these plans. The Rule 12b-1 Distribution and Service Plan was adopted by the Board of Trustees on behalf of the Trust Shares of Gradison Government Reserves Fund on May 23, 2001.

            Shareholder Servicing Plan

      The Trust has adopted a Shareholder Servicing Plan for the Select Shares of your Fund and for the Class G Shares of the Gradison Government Reserves Fund. For the services provided by shareholder servicing agents for its customers who are shareholders of the Funds, the Select Shares of your Fund and the Class G Shares of the Gradison Government Reserves Fund pay a fee at an annual rate of up to 0.25% of the average daily net assets of the class. Over time these fees will increase the cost of your investment.

      The Adviser and the Distributor (and their affiliates) may pay, from their own resources, unaffiliated financial institutions that provide administrative and recordkeeping services or provide distribution services to the Funds.

            Administrator, Distributor, Transfer Agent, Dividend Disbursing Agent and Custodian

      Administrator. BISYS Fund Services Ohio, Inc. ("BISYS") acts as administrator, distributor, transfer agent and dividend disbursing agent for both Funds. For the services rendered to the Funds and related expenses borne by BISYS, each Fund pays BISYS a fee, computed daily and paid monthly, at the following rates based on each Fund's average daily net assets: 0.15% for portfolio assets of $300 million and less, 0.12% for the next $300 million through $600 million of portfolio assets, and 0.10% for portfolio assets greater than $600 million. BISYS may periodically waive all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution to shareholders.

      Sub-Administrator. The Adviser serves as sub-administrator to the Trust. As such, the Adviser assists BISYS in all respects of the operation of the Trust, except those performed by the Adviser under the Investment Advisory Agreement. For its services, BISYS pays the Adviser an annual rate up to 0.05% of each Fund's average daily net assets.

      Distributor. BISYS Fund Services Limited Partnership serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

      Transfer Agent and Dividend Disbursing Agent. BISYS serves as transfer agent and dividend disbursing and shareholder servicing agent for the Funds, pursuant to a Transfer Agency and Service Agreement. Under its agreement with the Trust, BISYS has agreed to (1) issue and redeem shares of the Trust;
(2) address and mail all communications by the Trust to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (3) respond to correspondence or inquiries by shareholders and others relating to its duties; (4) maintain shareholder accounts and certain sub-accounts; and
(5) make periodic reports to the Trustees concerning the Trust's operations.

      Fund Accounting. Pursuant to a fund accounting agreement between the Trust and BISYS, in which BISYS calculates each Fund's NAV, the dividend and capital gain distribution, and the yield, provide security position reports, summary reports of transactions and pending maturities, cash position reports, and maintain the general ledger accounting records for the Funds, BISYS receives the following annual fees:

      0.03% of the first $100 million of each Fund's daily average net assets; 0.02% of the next $100 million of average daily assets;
      0.01% of the next $300 million of average daily assets; and 0.005% of net assets over $500 million.

      These annual fees are subject to a minimum monthly assets charge of $2,500 per Fund. These charges do not include out-of-pocket expenses or multiple-class charges of $833 per month assessed for each class of shares after the first class.

      Custodian. Cash and securities owned by each Fund are held by KeyBank National Association.

            Dividends and Other Distributions

      Both Funds distribute substantially all of their net investment income and net capital gains, if any, to shareholders to the extent required for the Funds to qualify for favorable federal tax treatment. The Funds declare and pay dividends separately for each class of shares, from their net investment income. Dividends are ordinarily declared daily and paid monthly.
Generally, each Fund pays realized capital gains, if any, at least once a year.

      Distributions can be received in one of the following ways:

      o Reinvestment Option. You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

      o Cash Option. Your Fund will send you a check to you no later than seven days after the dividend payment date.

      o Direct Dividends Option. In most cases, you can automatically reinvest distributions in shares of another Fund of The Victory Portfolios. If you reinvest your distributions in a Fund which has a sales charge, you may pay a sales charge on the reinvested distributions.

      o Directed Bank Account Option. You can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, your Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to your account.

            Purchase Procedures

      You may purchase shares of the Funds without a sales charge. The minimum investment required to open an account in either Fund is $500 and additional investments must be at least $25. These minimums may be waived for certain group purchases. Purchase orders become effective when the Fund receives the necessary information about the purchaser's account and provision for payment has been made.

            Exchange Rights

      Shares of either Fund may be exchanged for shares of any other series of The Victory Portfolios. However, after the Reorganization, you will not be able to exchange your Trust Shares of the Gradison Government Reserves Fund for shares of any other Fund. When you exchange shares of the Funds, you should keep the following in mind:

      o Shares of the Fund selected for exchange must be available for sale in your state of residence.

      o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must both offer the exchange privilege.

      o If you exchange into a Fund with a sales charge, you pay the percentage point difference, if any, between the sales charge of the Fund acquired and the sales charge you previously paid in connection with the shares you are exchanging.

      o On certain business days, such as Veterans Day and Columbus Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from either Fund will be processed on the exchange date, with the corresponding purchase or sale of the Fund shares being effected on the next business day.

      o You must meet the minimum purchase requirements for the Fund you purchase by exchange.

      o The registration and tax identification numbers of the two accounts must be identical.

      o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

      o The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time on 30 days' notice to shareholders.

      o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange.

      o An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account. However, you will not have to pay federal income taxes solely as a result of the Reorganization.

            Redemption Procedures

      Shareholders of either Fund may redeem their shares by mail, telephone, or wire.

      If requests by shareholders of your Fund are received in good order by 2:00 p.m. Eastern Time, your redemption will be processed the same day. Requests by shareholders of Gradison Government Reserves Fund must be received by 12:00 p.m. Eastern Time to be processed the same day.

      Shareholders of both Funds may redeem their shares by telephone and receive the proceeds by wire. If you call your Fund by 2:00 p.m. Eastern Time, your proceeds will be wired on the next business day. Shareholders of the Gradison Government Reserves Fund must call by 12:00 p.m. Eastern Time to have their proceeds wired the next business day.

            Trustees

      The Board of Trustees of the Trust is responsible for the management of both Funds.

      Comparison of Shareholder Rights.

      As series of the Trust, both Funds' shareholders have the same rights, including, but not limited to, par value, preemptive rights, preference and appraisal rights.

      Capitalization of the Funds.

      The table below show existing capitalization as of October 31, 2000, as well as pro forma capitalization as of the same date, which reflects the impact of any corporate actions, including accounting adjustments, required to facilitate the reorganization. For these reasons, the total pro forma combined Total Net Assets may differ from the combined net assets of the Funds prior to the reorganization.


  ---------------------------------------------------------------------------
                                                   Total Net       Shares
                                                  Assets (000)  Outstanding
                                                                   (000)
  ---------------------------------------------------------------------------
  U.S.  Government  Obligations  Fund - Investor    $424,927      424,898
  Shares
  ---------------------------------------------------------------------------
  U.S.  Government  Obligations  Fund  -  Select   $1,939,298    1,939,377
  Shares
  ---------------------------------------------------------------------------
  Gradison Government Reserves Fund - Class G      $2,135,527    2,135,526
  Shares
  ---------------------------------------------------------------------------
  Pro Forma - Trust Shares                         $424,927       424,898
  ---------------------------------------------------------------------------
  Pro Forma - Class G Shares                       $4,074,825    4,074,903
  ---------------------------------------------------------------------------

      Required Vote

      Approval of the Proposal requires a majority of the shares of each class of your Fund voting at the Meeting in person or by proxy. Should the Plan of Reorganization not be approved by one or both of the classes of your Fund, the Board of Trustees would determine what, if any, further action should be taken, including continuing to operate your Fund or liquidating it.

      Board Recommendation

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                      SHAREHOLDERS VOTE "FOR" THE PROPOSAL

      PART  3 - MORE ON PROXY VOTING AND SHAREHOLDER MEETINGS

      General information about proxy voting.   The Board of Trustees of the
Trust is soliciting your proxy to vote on the matters described in this Combined Proxy Statement and Prospectus. We expect to solicit proxies primarily by mail, but representatives of the Adviser, BISYS or others may communicate with you by mail or by telephone or other electronic means to discuss your vote. We have also retained Shareholders Communication Corporation to assist us in this solicitation. Representatives of Shareholders Communication Corporation may contact you if we do not receive your ballot. We estimate that the cost of the outside proxy solicitor to be approximately $_________ and the cost of the solicitation to be $_________. The Adviser will pay one-half the costs of solicitation, and your Fund and Gradison Government Reserves Fund will pay, pro rata, the other one-half of the costs of solicitation, based on the numbers of shareholders of each Fund. We will ask broker-dealers and other institutions that hold shares for the benefit of their customers to send the proxy materials to the beneficial owners and to obtain authorization to vote on their behalf.

      You may vote directly over the telephone by calling 1-888-737-6266. You may also fax your ballot to 1-800-733-1885 or return it by mail. Internet voting is available at www.proxyweb.com.

      Only shareholders of record of your Fund at the close of business on the record date, June 15, 2001, may vote at the Meeting. As of the record date, your Fund had ____________ shares issued and outstanding, with ___________ Investor Shares and ___________ Select Shares.

      As of __________, 2001, the Trustees and officers of your Fund, as a group, owned less than 1% of the outstanding shares of your Fund. To the best of the knowledge of your Fund, the following shareholders beneficially owned 5% or more of the outstanding shares of your Fund as of ___________, 2001:

----------------------------------------------------------------------------
                                                         Percent of Fund
        Name and Address            Percent of Fund    Owned of Record and
                                    Owned of Record        Beneficially
----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------

      You may cast one vote for the proposal for each whole share that you own of your Fund. We count your fractional shares as fractional votes. If we receive your proxy before the Meeting date, we will vote your shares as you instruct the proxies. If you sign and return your proxy, but do not specify instructions, we will vote your shares in favor of the proposal. You may revoke your proxy at any time before the Meeting if you notify us in writing, or if you attend the Meeting in person and vote in person.

      If a proxy represents a broker "non-vote" (that is, a proxy from a broker or nominee indicating that such person has not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the broker or nominee does not have discretionary power) or if a proxy is marked with an abstention, the shares represented thereby will be considered to be present at the Meeting for purposes of determining the existence of a quorum for the transaction of business but will not be voted. For this reason, abstentions and broker "non-votes" will have the effect of a "no" vote for purposes of obtaining the requisite approval of some of the proposals.

      Your Fund expects that, before the Meeting, broker-dealer firms holding shares of your Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, it is possible that the broker-dealers that are members of the New York stock Exchange may interpret the rules of the New York Stock Exchange in such a way so as to permit them to vote on the item to be considered at the Meeting on behalf of their customers and beneficial owners.

      Quorum and adjournments. To vote on the proposal, your Fund requires that a quorum for each class of shares be present, in person or by proxy, at the Meeting. One-third of the shares of each class outstanding on the record date will constitute a quorum. If a quorum is not present at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. An affirmative vote of a majority of the shares of either class present at the Meeting may adjourn the Meeting without further notice, until that class of shares obtains a quorum. In the event a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies, voting separately for each class, may propose one or more adjournments to permit further solicitation of proxies. If this should occur, we will vote proxies for or against a motion to adjourn in the same proportion to the votes received in favor or against the proposal. Any adjourned Meeting may be held within a reasonable time after the date set for the original meeting, without the necessity of further notice.

      Other business. The Board of Trustees knows of no other business to be brought before the Meeting. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the named proxies will vote all proxies using their best judgment on such matters unless instructed to the contrary.

      Future shareholder proposals. Your Fund is not required to hold annual meetings, unless required to do so by law. If you have a proposal you wish to be considered by shareholders, send your proposal to The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. We do not guarantee that we will be able to include any proposal in a proxy statement.

      Recommendation of the Board of Trustees. After carefully considering all of the issues involved, the Board of Trustees of the Trust has unanimously concluded that the proposal is in the best interests of shareholders. The Board of Trustees recommends that you vote to approve the Proposal.

      PART 4 - FUND INFORMATION

      The Trust is a business trust established under Delaware law. The operations of The Trust is governed by a Trust Instrument dated December 5, 1995, as amended March 27, 2000.

      Each Fund is a separate series of the Trust and, as such, has similar rights under the Trust Instrument of the Trust and applicable Delaware law. You should be aware of the following features of the Funds:

      o Shares of each class of the Funds participate equally in dividends and other distributions attributable to that class, including any distributions in the event of a liquidation.

      o     Each share of the Funds is entitled to one vote for all purposes.

      o Shares of all series of the Trust vote for the election of Trustees and on any other matter that affects all series of the Trust in substantially the same manner, except as otherwise required by law.

      o As to matters that affect each Fund differently, such as approval of an investment advisory agreement, shares of each series vote as a separate series.

      o On matters that affect the classes of a series differently, shares of each class vote separately.

      o Delaware law does not require registered investment companies, such as the Trust or its series, to hold annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

      o Shareholders have available certain procedures for the removal of Trustees.

      o The Trust indemnifies trustees and officers to the fullest extent permitted under federal and Delaware law.

      Financial Statements. PricewaterhouseCoopers LLP, independent auditors of the Trust, has audited the financial statements included in the Statement of Additional Information for the year ended October 31, 2000.

      PART 5 - PROSPECTUS OF GRADISON GOVERNMENT RESERVES FUND

      A prospectus for the Trust Shares or Class G Shares of Gradison Government Reserves Fund, depending on the class of shares of the Fund you own, is included with your proxy materials.

      PART 6 - FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund
                        Gradison Government Reserves Fund

          FORM OF AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION


         This AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION ("Agreement") is made as of May 23, 2001, between The Victory Portfolios, a Delaware business trust (the "Trust"), on behalf of Gradison Government Reserves Fund, a series of the Trust ("Acquiring Fund"), and the Trust, on behalf of U.S. Government Obligations Fund, a series of the Trust ("Target"). (Acquiring Fund and Target are sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and the Trust is sometimes referred to herein as the "Investment Company.")

         All agreements, representations, and obligations described herein, made or to be taken or undertaken by either Fund, are made or shall be taken or undertaken by the Trust on the Fund's behalf.

         Shares of Target are currently divided into two classes, designated Investor Shares and Select Shares. Shares of Acquiring Fund are currently divided into two classes, designated Trust Shares and Class G Shares.

         In accordance with the terms and conditions set forth in this Agreement, the parties desire that Target transfer substantially all its assets to Acquiring Fund in exchange solely for voting shares of beneficial interest of each comparable class in Acquiring Fund ("Acquiring Fund's Shares") and the assumption by Acquiring Fund of substantially all of Target's liabilities, and that Target distribute Acquiring Fund's Shares pro rata to the holders of shares of beneficial interest in Target ("Target's Shares") in liquidation of Target. All such transactions with respect to Target and Acquiring Fund are referred to herein collectively as the "Reorganization."

         It is intended by the parties hereto that the Reorganization constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). The parties hereto hereby adopt this Agreement as a "plan of reorganization" within the meaning of Treasury Regulation Sections 1.368-2(g) and 1.368-3(a).

         In consideration of the mutual promises herein, the parties covenant and agree as follows:

1.       PLAN OF REORGANIZATION AND LIQUIDATION OF TARGET

         1.1. At the Effective Time (as defined in paragraph 3.1), Target agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund. Acquiring Fund agrees in exchange therefore:

                  (a) to issue and deliver to Target the number of full and fractional Acquiring Fund's Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the "NAV" (computed as set forth in paragraph 2.2) of Acquiring Fund's Shares; and

                  (b)      to assume Target's liabilities described in paragraph
                           1.3 ("Liabilities").

         1.2. Assets shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time as defined in paragraph 3.1.

         1.3. Liabilities shall include (except as otherwise provided herein) all of Target's known liabilities, debts and obligations arising in the ordinary course of business reflected on the books of Target at the Effective Time, and any contingent liabilities, if any, as the Board of Trustees shall reasonably deem exist against Target at the Effective Time, for which contingent and other appropriate liability reserves shall be established on Target's books. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all of its known Liabilities prior to the Effective Time.

         1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and substantially all of its realized net capital gain, if any, for the current taxable year through the Effective Time.

         1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute Acquiring Fund's Shares received by it pursuant to paragraph 1.1 to Target's shareholders of record, determined as of the Effective Time (collectively "Shareholders" and individually a "Shareholder"), in exchange for Target's Shares and in liquidation of Target. To accomplish this distribution, Acquiring Fund's transfer agent ("Transfer Agent") shall open accounts on Acquiring Fund's share transfer books in the Shareholders' names and transfer Acquiring Fund's Shares thereto. Each Shareholder's account shall be credited with the pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund's Shares due that Shareholder. All outstanding Target's Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing Acquiring Fund's Shares in connection with the Reorganization. However, certificates representing Target's Shares shall represent Acquiring Fund's Shares after the Reorganization.

         1.6. As soon as reasonably practicable after distribution of Acquiring Fund's Shares pursuant to paragraph 1.5, Target shall be terminated and any further actions shall be taken in connection therewith as required by applicable law. Target shall file such instruments and shall take all other steps necessary to effect a complete liquidation and dissolution of Target.

         1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

         1.8. Any transfer taxes payable upon issuance of Acquiring Fund's Shares in a name other than that of the registered holder on Target's books of Target's Shares exchanged therefor shall be paid by the person to whom Acquiring Fund's Shares are to be issued, as a condition of such transfer.

2.       VALUATION

         2.1.     For purposes of paragraph 1.1(a), Target's net value shall be
                  (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing as defined in paragraph 3.1 ("Valuation Time"), using the valuation procedures set forth in Target's then current prospectus and statement of additional information less (b) the amount of the Liabilities as of the Valuation Time.

         2.2. For purposes of paragraph 1.1(a), the NAV of Acquiring Fund's Shares shall be computed as of the Valuation Time, using the valuation procedures set forth in Acquiring Fund's then current prospectus and statement of additional information.

         2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Victory Capital Management Inc.

3.       CLOSING AND EFFECTIVE TIME

         3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the Funds' principal offices, located at 3435 Stelzer Road, Columbus, Ohio 43219, on October 5, 2001, or at such other place and/or on such other date upon which the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time upon which the parties may agree ("Effective Time"). If, immediately before the Valuation Time,
                  (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of the net value of Target and the NAV for Acquiring Fund is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading shall have been fully resumed and such reporting shall have been restored.

         3.2. Target shall deliver to the Trust at the Closing a schedule of its Assets as of the Effective Time, which shall set forth for all portfolio securities included therein their adjusted tax bases and holding periods by lot. Target's custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

         3.3. The Transfer Agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the names of Target's Shareholders. The Trust shall issue and deliver a confirmation to Target evidencing

                  Acquiring Fund's Shares to be credited to Target at the Effective Time or provide evidence satisfactory to Target that Acquiring Fund's Shares have been credited to Target's account on Acquiring Fund's books. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts, or other documents as the other party or its counsel may reasonably request.

         3.4. The Trust, on behalf of Target and Acquiring Fund, respectively, shall deliver at the Closing a certificate executed in its name by its President or a Vice President and dated as of the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct in all material respects at the Effective Time, with the same force and effect as if made at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement.

4.       REPRESENTATIONS AND WARRANTIES

         4.1.     Target represents and warrants as follows:

                  4.1.1. At the Closing, Target will have good and marketable title to its Assets and full right, power, and authority to sell, assign, transfer, and deliver its Assets free of any liens or other encumbrances; and upon delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

                  4.1.2. Acquiring Fund's Shares are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof;

                  4.1.3. Target's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.1.4. Target is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not (a) conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

                  4.1.5. Except as otherwise disclosed in writing to and accepted by the Trust, all material contracts and other commitments of or applicable to Target (other than this Agreement and investment contracts, including options and futures) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without Target incurring any liability or penalty with respect thereto and without diminishing or releasing any rights

                           Target may have had with respect to actions taken or not taken by any other party thereto prior to the Closing;

                  4.1.6. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Target's knowledge) threatened against Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; Target knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.1.7. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Target, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to approval by Target's shareholders and receipt of any necessary exemptive relief or no-action assurances requested from the Securities and Exchange Commission ("SEC") or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Target, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.1.8. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target's shareholders;

                  4.1.9. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for the execution or performance of this Agreement by Target, except for
                           (a) a proxy statement ("Proxy Statement"), the information for which is included in a combined prospectus and proxy statement filed by Acquiring Fund with the SEC on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.1.7, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

                  4.1.10. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading. This provision shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by the Trust for use therein.

         4.2.     Acquiring Fund represents and warrants as follows:

                  4.2.1. Acquiring Fund's Shares to be issued and delivered to Target hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and nonassessable by the Trust (except as disclosed in the Trust's then current prospectus and statement of additional information). Except as contemplated by this Agreement, Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

                  4.2.2. Acquiring Fund's current prospectus and statement of additional information conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

                  4.2.3. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby
                           (a) will not conflict with or violate Delaware law or any provision of the Trust's Trust Instrument or By-laws or any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or
                           (b) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by the Trust;

                  4.2.4. Except as otherwise disclosed in writing to and accepted by the Trust on behalf of Target, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Acquiring Fund's knowledge) threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; Acquiring Fund knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

                  4.2.5. The execution, delivery, and performance of this Agreement has been duly authorized as of the date hereof by all necessary action on the part of the Trust's Board of Trustees on behalf of Acquiring Fund, which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to receipt of any necessary exemptive relief or no-action assurances requested from the SEC or its staff with respect to Sections 17(a) and 17(d) of the 1940 Act, this Agreement will constitute a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

                  4.2.6. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, or the 1940 Act for the execution or performance of this Agreement by the Trust, except for (a) the filing with the SEC of the Registration Statement and a post-effective amendment to the Trust's registration statement on Form N-14, (b) receipt of the exemptive relief or no-action assurances referenced in subparagraph 4.2.5, and (c) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

         4.3. The Trust, on behalf of each Fund, represents and warrants to the other as follows:

                  4.3.1. The Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware; and a copy of its Certificate of Trust is on file with the Secretary of the State of Delaware;

                  4.3.2. The Trust is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

                  4.3.3. Each Fund is a duly established and designated series of the Trust.

5.       COVENANTS

         5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that (a) such ordinary course will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by each Fund's normal business activities and (b) each Fund will retain exclusive control of the composition of its portfolio until the Closing, provided that Target shall not dispose of more than an insignificant portion of its historic business assets during such period without Acquiring Fund's prior consent.

         5.2. Target covenants to call a special meeting of shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

         5.3. Target covenants that Acquiring Fund's Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

         5.4. Target covenants that it will assist the Trust in obtaining such information as the Trust reasonably requests concerning the beneficial ownership of Target's Shares.

         5.5. Target covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to the Trust at the Closing.

         5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal securities laws.

         5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to (a) Acquiring Fund, title to and possession of all Target's Assets, and (b) Target, title to and possession of Acquiring Fund's Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

         5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such state securities laws as it may deem appropriate in order to continue its operations after the Effective Time.

         5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.       CONDITIONS PRECEDENT

         6.1. Each Fund's obligations hereunder shall be subject to (a) performance by the other Fund of all the obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

                  6.1.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust's Board of Trustees on behalf of Target and Acquiring Fund and shall have been approved by Target's shareholders in accordance with applicable law.

                  6.1.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under Section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain the same would not involve a risk of a material adverse effect on the assets or properties of the Fund.

                  6.1.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

                  6.1.4. Target shall have received an opinion of Kramer Levin Naftalis & Frankel LLP, counsel to the Trust ("Counsel"), substantially to the effect that:

                           6.1.4.1. Acquiring Fund is a validly existing series
                                    of the Trust, a business trust duly formed and validly existing and in good standing under the laws of the State of Delaware with the power under its Trust Instrument to carry on its business and to own all of its properties and assets;

                           6.1.4.2. This Agreement (a) has been duly authorized
                                    and executed by the Trust on behalf of
                                    Acquiring Fund and (b) assuming due
                                    authorization, execution, and delivery of this Agreement by Target, is a legal, valid and binding obligation of Acquiring Fund, enforceable against Acquiring Fund in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect,
                                    (ii) application of equitable principles
                                    (regardless of whether such enforceability is considered in a proceeding in equity or at law) and (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

                           6.1.4.3. Acquiring Fund's Shares to be issued and
                                    delivered to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized and validly issued and outstanding and fully paid and nonassessable (except as disclosed in the Trust's then current prospectus and statement of additional information);

                           6.1.4.4. The execution and delivery of this Agreement
                                    did not, and the consummation of the
                                    transactions contemplated hereby will not
                                    (a) materially violate the Trust's Trust
                                    Instrument or By-laws or any provision of any agreement to which the Trust (with respect to Acquiring Fund) is a party or by which it is bound or (b) to the knowledge of Counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Acquiring Fund) is a party or by which it (with respect to Acquiring Fund) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

                           6.1.4.5. To the knowledge of Counsel, no consent,
                                    approval, authorization or order of any
                                    Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Acquiring Fund, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

                           6.1.4.6. The Trust is registered with the SEC as an
                                    investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

                           6.1.4.7. To the knowledge of Counsel, (a) no
                                    litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Acquiring
                                    Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) the Trust (with respect to Acquiring
                                    Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

                  In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree,
                  (iii) limit such opinion to applicable federal and state law,
                  (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization; and (v) rely on certificates of officers or trustees of the Trust, in each case reasonably acceptable to the Trust.

         6.1.5. Acquiring Fund shall have received an opinion of Counsel, substantially to the effect that:

                  6.1.5.1. Target is a validly existing series of the Trust, a business trust duly organized and validly existing and in good standing under the laws of the State of Delaware with power under its Trust Instrument to own all of its properties and assets and, to the knowledge of Counsel, to carry on its business as presently conducted;

                  6.1.5.2. This Agreement (a) has been duly authorized and
                           executed by the Trust on behalf of Target and (b) assuming due authorization, execution, and delivery of this Agreement by the Trust on behalf of Acquiring Fund, is a legal, valid and binding obligation of Target, enforceable against Target in accordance with its terms, except as such enforceability may be limited by (i) bankruptcy, insolvency, reorganization, receivership, fraudulent conveyance, moratorium or other laws of general application relating to or affecting the enforcement of creditors' rights and remedies, as from time to time in effect, (ii) application of equitable principles (regardless of whether such enforceability is considered in a proceeding in equity or at law) and
                           (iii) principles of course of dealing or course of performance and standards of good faith, fair dealing, materiality and reasonableness that may be applied by a court to the exercise of rights and remedies;

                  6.1.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, (a) materially violate the Trust's Trust Instrument or By-laws or any provision of any agreement known to Counsel, to which the Trust (with respect to Target) is a party or by which it is bound or (b) to the knowledge of such counsel, result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree known to Counsel to which the Trust (with respect to Target) is a party or by which it (with respect to Target) is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by the Trust;

                  6.1.5.4. To the knowledge of Counsel, no consent, approval, authorization or order of any Delaware or Federal Court or governmental authority of the State of Delaware or the United States of America is required for the consummation by the Trust on behalf of Target, of the transactions contemplated by the Agreement, except such as may be required under the 1933 Act, the 1934 Act and the 1940 Act and under securities laws of states other than the State of Delaware;

                  6.1.5.5. The Trust is registered with the SEC as an investment company, and to the knowledge of Counsel no order has been issued or proceeding instituted to suspend such registration; and

                  6.1.5.6. To the knowledge of Counsel, (a) no litigation,
                           administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to Target) or any of its properties or assets attributable or allocable to Target and (b) the Trust (with respect to Target) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by the Trust.

                  In rendering such opinion, Counsel may (i) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (ii) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, and other customary assumptions as the parties may agree,
                  (iii) limit such opinion to applicable federal and state law,
                  (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Agreement and the Reorganization, and (v) rely on certificates of officers or trustees of Target; in each case reasonably acceptable to the Trust.

         6.1.6. The Trust, on behalf of Target and Acquiring Fund, shall have received an opinion of Counsel addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences of the Reorganization ("Tax Opinion"). In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations made in this Agreement (and/or in separate letters addressed to Counsel) and each Fund's separate covenants. Each Fund agrees to make reasonable covenants and representations as to factual matters as of the Effective Time in connection with the rendering of such opinion. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

                  6.1.6.1. The Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

                  6.1.6.2. No gain or loss will be recognized by Target on the transfer to Acquiring Fund of Assets in exchange solely for Acquiring Fund's Shares and Acquiring Fund's assumption of Liabilities or on the subsequent distribution of those shares to the Shareholders in liquidation of Target;

                  6.1.6.3. No gain or loss will be recognized by Acquiring Fund on its receipt of Assets in exchange solely for Acquiring Fund's Shares and its assumption of Liabilities;

                  6.1.6.4. Acquiring Fund's adjusted tax basis in the Assets acquired will be equal to the basis thereof in Target's hands immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

                  6.1.6.5. A Shareholder will recognize no gain or loss on the exchange of Target Shares solely for Acquiring Fund's Shares pursuant to the Reorganization; and

                  6.1.6.6. A Shareholder's aggregate tax basis in Acquiring
                           Fund's Shares received by it in the Reorganization will equal its aggregate tax basis in its Target Shares surrendered in exchange therefor, and its holding period for Acquiring Fund Shares will include its holding period for Target Shares, provided Target Shares are held as capital assets by the Shareholder at the Effective Time.

         6.2. At any time before the Closing, either Fund may waive any of the foregoing conditions if, in the judgment of the Trust's Board of Trustees, such waiver will not have a material adverse effect on its shareholders' interests.

7.       BROKERAGE FEES AND EXPENSES

         7.1. The Trust, on behalf of each Fund, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         7.2. The Funds will be responsible for paying pro rata one-half of the expenses incurred in connection with the Reorganization.

8.       ENTIRE AGREEMENT; SURVIVAL

         8.1. Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall survive the Closing.

9.       TERMINATION OF AGREEMENT

         9.1. This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target's Shareholders:

                  9.1.1. By either Fund (a) in the event of a material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before October 5, 2001; or

                  9.1.2.   By the parties' mutual agreement.

         9.2.     In the event of termination under paragraphs 9.1.1(a), (b) or
                  (c) or 9.1.2, there shall be no liability for damages on the part of either Fund affected by the termination, or the trustees or officers of the Trust, to the other Fund.

10.      AMENDMENT

         10.1. This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target's Shareholders, in such manner as may be mutually agreed upon in writing by the parties; provided that following such approval no such amendment shall have a material adverse effect on such Shareholders' interests.

11.      MISCELLANEOUS

         11.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

         11.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

         11.3. The parties acknowledge that the Trust is a business trust. Notice is hereby given that this instrument is executed on behalf of the Trust's Trustees solely in their capacity as trustees, and not individually, and that the Trust's obligations under this instrument on behalf of each Fund are not binding on or enforceable against any of its trustees, officers, or shareholders, but are only binding on and enforceable against the respective Funds' assets and property. Each Fund agrees that, in asserting any rights or claims under this Agreement, it shall look only to the corresponding Fund's assets and property in settlement of such rights or claims and not to such Trustees or shareholders or to the assets of any other series of the Trust.

         11.4. The Trust agrees to indemnify and hold harmless each Trustee of the Trust at the time of the execution of this Agreement against expenses, including reasonable attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by such Trustee in connection with any claim that is asserted against such trustee arising out of such person's service as a Trustee of the Trust, provided that such indemnification shall be limited to the full extent of the indemnification that is available to the Trustees of the Trust pursuant to the provisions of the Trust's Trust Instrument and applicable law.

         11.5 The Trust, on behalf of each Fund, hereby waives any conflict arising out of the representation of each Fund by counsel.

         IN WITNESS WHEREOF, each party has caused this Agreement to be executed by its duly authorized officer.

ATTEST:                                  THE VICTORY PORTFOLIOS, on behalf of
                                         the U.S. Government Obligations Fund




By:  _________________________________   By:  ________________________________
        Name                                     Name
        Title                                    Title

ATTEST:                                  THE VICTORY PORTFOLIOS, on behalf of
                                         the Gradison Government Reserves Fund




By:  _________________________________   By:  ________________________________
        Name                                     Name
        Title                                    Title

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION
                                __________, 2001

                          Acquisition of the Assets of
                             THE VICTORY PORTFOLIOS
                        U.S. Government Obligations Fund

                    by and in exchange for all the shares of
                             THE VICTORY PORTFOLIOS
                        Gradison Government Reserves Fund

      This Statement of Additional Information dated __________, 2001, is not a prospectus, but should be read in conjunction with the Combined Proxy Statement and Prospectus dated _________, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Combined Proxy Statement and Prospectus. Copies of the Combined Proxy Statement and Prospectus may be obtained by writing The Victory Portfolios at P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-FUND (800-539-3863).

                               TABLE OF CONTENTS


1. Statement of Additional Information of Gradison Government Reserves Fund and U.S. Government Obligations Fund, series of The Victory Portfolios, dated February 27, 2001.

2.    Comparison of Fundamental Investment Restrictions of the Funds.

3.    Comparison of Non-Fundamental Investment Restrictions of the Funds.

4. Financial Statements of Gradison Government Reserves Fund and U.S. Government Obligations Fund, series of The Victory Portfolios, dated October 31, 2000 Table of Contents (continued) Page

              STATEMENT OF ADDITIONAL INFORMATION OF THE REGISTRANT

      The Statement of Additional Information of Gradison Government Reserves Fund, a series of The Victory Portfolios, dated February 27, 2001, as filed with the Securities and Exchange Commission on February 27, 2001, pursuant to Rule 497(c) (File No. 33-08882) hereby is incorporated by reference. You may obtain a copy at no cost by writing The Victory Portfolios, P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-3863.


     STATEMENT OF ADDITIONAL INFORMATION OF U.S. GOVERNMENT OBLIGATIONS FUND

      The Statement of Additional Information of U.S. Government Obligations Fund, a series of The Victory Portfolios, dated February 27, 2001, as filed with the Securities and Exchange Commission on February 27, 2001, pursuant to Rule 497(c) (File No. 33-08882) hereby is incorporated by reference. A copy may be obtained by writing The Victory Portfolios, P.O. Box 182593, Columbus, OH 43218-2593 or by calling toll free 800-539-3863.

              COMPARISON OF THE FUNDAMENTAL INVESTMENT RESTRICTIONS
                                  OF THE FUNDS

      The chart below describes some of the differences in the fundamental investment restrictions between the U.S. Government Obligations Fund and the Gradison Government Reserves Fund.

----------------------------------------------------------------------------------------
                 U.S. Government Obligations Fund              Gradison Government
                                                                  Reserves Fund
----------------------------------------------------------------------------------------
Senior          The Fund may not issue  any  senior    The  Fund  may  not  issue   senior
Securities      security  except  that (a) the Fund    securities  except  to  the  extent
                may  engage  in  transactions  that    that   such   issuance   might   be
                may  result  in  the   issuance  of    involved     with     respect    to
                senior  securities  to  the  extent    borrowings  subject to  fundamental
                permitted     under      applicable    the  restriction  listed  under the
                regulations and  interpretations of    "Borrowing"  section  below or with
                the  1940   Act  or  an   exemptive    respect to  transactions  involving
                order;   and   (b) the   Fund   may    futures  contracts  or the  writing
                acquire   other   securities,   the    of options  and  provided  that the
                acquisition  of which may result in    Trust   may    issue    shares   of
                the issuance of a senior  security,    additional  series or classes  that
                to  the  extent   permitted   under    the Trustees may establish.
                applicable      regulations      or
                interpretations of the 1940 Act.
----------------------------------------------------------------------------------------
Underwriting    The   Fund   may   not   underwrite    The  Fund  may not  underwrite  the
                securities    issued   by   others,    securities   of   other    issuers,
                except to the extent  that the Fund    except  insofar  as  the  Fund  may
                may be  considered  an  underwriter    technically     be     deemed    an
                within    the    meaning   of   the    underwriter  under  the  Securities
                Securities  Act in the  disposition    Act,   in   connection   with   the
                of restricted securities.              disposition       of      portfolio
                                                       securities.
----------------------------------------------------------------------------------------
Borrowing       The  Fund  may  not  borrow  money,    The  Fund  may  not  borrow  money,
                except  that (a) the Fund may enter    except  from  banks as a  temporary
                into    commitments   to   purchase    measure  or  for  extraordinary  or
                securities in  accordance  with its    emergency   purposes   such  as  to
                investment    program,    including    enable    the   Fund   to   satisfy
                delayed-delivery   and  when-issued    redemption      requests      where
                securities  and reverse  repurchase    liquidation       of      portfolio
                agreements,   provided   that   the    securities       is      considered
                total amount of any such  borrowing    disadvantageous,    and   not   for
                does  not  exceed  33-1/3%  of  the    leverage  purposes,  and then  only
                Fund's  total  assets;  and (b) the    in  amounts  not  exceeding  15% of
                Fund   may    borrow    money   for    the  total  assets  of the  Fund at
                temporary or emergency  purposes in    the  time of the  borrowing.  While
                an amount not  exceeding  5% of the    any  borrowing  of greater  than 5%
                value of its  total  assets  at the    of the assets is  outstanding,  the
                time  when the  loan is  made.  Any    Fund will not  purchase  additional
                borrowings  representing  more than    portfolio securities.
                5% of the Fund's  total assets must
                be repaid  before the Fund may make
                additional investments.

----------------------------------------------------------------------------------------
                 U.S. Government Obligations Fund              Gradison Government
                                                                  Reserves Fund
----------------------------------------------------------------------------------------
Real Estate     The Fund may not  purchase  or sell    The Fund may not  purchase  or sell
                real  estate  unless  acquired as a    real   estate.   The   purchase  of
                result of ownership  of  securities    securities  secured by real  estate
                or other instruments.                  which are otherwise  allowed by the
                                                       Fund's  investment   objective  and
                                                       other    investment    restrictions
                                                       shall  not be  prohibited  by  this
                                                       restriction.
----------------------------------------------------------------------------------------
Lending         The Fund may not lend any  security    The  Fund   may  not  make   loans,
                or make any  other  loan  if,  as a    except  that the  purchase  of debt
                result,  more than  33-1/3%  of the    securities   as   allowed   by  its
                Fund's  total  assets would be lent    investment   objective   and  other
                to   other   parties,    but   this    investment  restrictions,  entering
                limitation   does   not   apply  to    into  repurchase  agreements,   and
                purchases  of publicly  issued debt    the     lending    of     portfolio
                securities    or   to    repurchase    securities  in  an  amount  not  to
                agreements.                            exceed  30%  of  the  value  of its
                                                       total  assets  with the  collateral
                                                       value    of    loaned    securities
                                                       marked-to-market   daily   and   in
                                                       accordance      with     applicable
                                                       regulations      or      guidelines
                                                       established  by the SEC  shall  not
                                                       be prohibited by this restriction.
----------------------------------------------------------------------------------------
Commodities     The Fund may not  purchase  or sell    The Fund may not  purchase  or sell
                physical     commodities     unless    commodities,   commodity  contracts
                acquired  as a result of  ownership    or  interests  in oil, gas or other
                of securities or other instruments.    mineral  exploration or development
                                                       programs  or  leases,  except  that
                                                       the  purchase or sale of  financial
                                                       futures  contracts  or  options  on
                                                       financial   futures   contracts  is
                                                       permissible.
----------------------------------------------------------------------------------------
Diversification The Fund may not  with  respect  to    The Fund  intends  to  operate as a
                75% of its total  assets,  purchase    diversified investment company.
                the   securities   of  any   issuer
                (other  than  securities  issued or
                guaranteed  by the U.S.  government
                or   any   of   its   agencies   or
                instrumentalities)    if,    as   a
                result,  (a)  more  than  5% of the
                Fund's   total   assets   would  be
                invested in the  securities of that
                issuer,  or (b) the Fund would hold
                more  than  10% of the  outstanding
                voting securities of that issuer.
----------------------------------------------------------------------------------------
Concentration   N/A                                    The Fund may not  invest  more than
                                                       25%  of  its  total  assets  in the
                                                       securities   of   issuers   in  any
                                                       single   industry,   provided  that
                                                       there  shall  be no  limitation  on
                                                       investments in  obligations  issued
                                                       or    guaranteed    by   the   U.S.
                                                       government,    its    agencies   or
                                                       instrumentalities.
----------------------------------------------------------------------------------------

                                      B-4

     COMPARISON OF THE NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS

      The chart below describes some of the differences in the non-fundamental investment restrictions between the U.S. Government Obligations Fund and Gradison Government Reserves Funds.

----------------------------------------------------------------------------------------
                 U.S. Government Obligations Fund           Gradison GovernmenT
                                                               Reserves Fund
----------------------------------------------------------------------------------------
Illiquid        The Fund may not  invest  more than    The Fund may not  invest  more than
Securities      10% of its net  assets in  illiquid    10% of its net  assets in  illiquid
                securities.                            securities.
----------------------------------------------------------------------------------------
Short Sales     The Fund may not make  short  sales    The Fund may not make  short  sales
and Purchases   of  securities,  other  than  short    of    securities,    or    purchase
on Margin       sales   "against   the   box,"   or    securities  on  margin,  except for
                purchase   securities   on   margin    short-term  credit as is  necessary
                except   for   short-term   credits    for the clearance of transactions.
                necessary    for    clearance    of
                portfolio  transactions,   provided
                that this  restriction  will not be
                applied   to   limit   the  use  of
                options,   futures   contracts  and
                related  options,   in  the  manner
                otherwise    permitted    by    the
                investment  restrictions,  policies
                and investment program of the Fund.
----------------------------------------------------------------------------------------
Other           The  Fund  may  invest  up to 5% of    The   Fund    may   not    purchase
Investment      its total assets in the  securities    securities   of  other   investment
Companies       of any one investment company,  but    companies   except  in   connection
                may  not  own  more  than 3% of the    with a  reorganization,  merger, or
                securities  of any  one  investment    consolidation      with     another
                company or invest  more than 10% of    open-end investment company.
                its total assets in the  securities
                of  other   investment   companies.
                Pursuant  to  an  exemptive   order
                received  by  the  Trust  from  the
                SEC,  the  Fund may  invest  in the
                other  money  market  funds  of the
                Trust.  The Adviser  will waive the
                portion of its fee  attributable to
                the assets of the Fund  invested in
                such  money  market  funds  to  the
                extent  required by the laws of any
                jurisdiction  in  which  shares  of
                the Fund are registered for sale.
----------------------------------------------------------------------------------------
Mortgage,       N/A                                    The Fund will not mortgage,  pledge
Pledge, or                                             or  hypothecate  securities  except
Hypothecation                                          in   connection    with   permitted
of Securities                                          borrowings.   The   Fund   has   no
or Assets                                              current  intention  of  engaging in
                                                       the     lending    of     portfolio
                                                       securities.
----------------------------------------------------------------------------------------
Prime Rate      N/A                                    The Fund may invest up to 10% of
Indexed                                                its total assets in prime rate
Adjustable                                             indexed adjustable rate securities.
Rate Securities
----------------------------------------------------------------------------------------
Zero Coupon     The Fund may invest in zero  coupon Same
Bonds           U.S. government  securities without
                limit.
----------------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

      The audited Financial Statements of Gradison Government Reserves Fund, a series of The Victory Portfolios is incorporated by reference to the Annual Report of The Victory Portfolios (File No. 33-08882) dated October 31, 2000.

      The audited Financial Statements of U.S. Government Obligations Fund, a series of The Victory Portfolios is incorporated by reference to the Annual Report of The Victory Portfolios (File No. 33-08882) dated October 31, 2000.

      Pro forma financial statements as of October 31, 2000, which give effect to the Reorganization of U.S. Government Obligations Fund into Gradison Government Reserves Fund, follow.

Gradison Government Reserves Fund and U.S. Government Obligations Fund Pro Forma Combining Schedule of Portfolio Investments
October 31, 2000
(Amounts in thousands)

                                                            Principal Amount                      Market Value
                                               ------------------------------------  ------------------------------------
                                                  U.S.        Gradison                  U.S.        Gradison
                                               Government    Government              Government    Government
                                               Obligations    Reserves               Obligations    Reserves
                                                  Fund          Fund    Combined        Fund          Fund       Combined
                                                  ----          ----    --------        ----          ----       --------
U.S. Government Agencies  (48.9%)
Federal Farm Credit Bank (13.0%)
6.43%*, 11/1/00**                              $ -          $ 37,500  $ 37,500        $       -    $ 37,500       $ 37,500
6.37%, 11/6/00                                                23,000    23,000                       22,980         22,980
6.39%, 11/8/00                                                23,600    23,600                       23,571         23,571
4.90%, 11/16/00, MTN                                          10,050    10,050                       10,045         10,045
6.43%*, 11/17/00**                                            50,000    50,000                       49,996         49,996
6.39%, 11/22/00                                               20,000    20,000                       19,925         19,925
6.48%*, 11/22/00**                                            50,000    50,000                       49,984         49,984
6.38%, 11/27/00                                               17,975    17,975                       17,892         17,892
6.47%, 12/1/00                                                19,000    19,000                       18,998         18,998
6.36%, 12/5/00                                                14,000    14,000                       13,916         13,916
6.34%, 12/11/00                                               10,000    10,000                        9,930          9,930
6.33%, 12/15/00                                               25,000    25,000                       24,807         24,807
6.34%, 12/18/00                                               25,000    25,000                       24,793         24,793
6.39%, 12/21/00                                               15,000    15,000                       14,867         14,867
6.36%, 12/28/00                                               54,920    54,920                       54,366         54,366
6.37%, 12/29/00                                               55,359    55,359                       54,790         54,790
5.88%, 1/2/01                                                 20,470    20,470                       20,263         20,263
6.35%, 2/1/01                                                 20,000    20,000                       19,997         19,997
6.35%, 2/8/01                                                  7,297     7,297                        7,170          7,170
6.42%, 2/27/01                                                21,915    21,915                       21,454         21,454
5.70%, 3/5/01                                                 10,000    10,000                        9,954          9,954
6.71%, 5/11/01                                                25,000    25,000                       24,110         24,110
7.16%, 6/1/01                                                 20,000    20,000                       19,998         19,998
5.88%, 7/2/01                                                 12,313    12,313                       12,241         12,241
                                                                                      -------------------------------------
                                                                                                    583,547        583,547
Federal Home Loan Bank  (27.9%)
6.39%, 11/1/00                                                 2,530     2,530                        2,530          2,530
6.41%*, 11/1/00**                                             50,000    50,000                       49,972         49,972
6.49%*, 11/1/00**                                             30,000    30,000                       29,987         29,987
6.69%*, 11/1/00**                                             14,675    14,675                       14,674         14,674
6.69%*, 11/1/00**                                             50,000    50,000                       50,000         50,000
6.20%, 11/3/00                                                25,000    25,000                       25,000         25,000
6.46%, 11/10/00                                              296,993   296,993                      296,513        296,513
6.40%, 11/15/00                                               50,000    50,000                       49,876         49,876
6.43%*, 11/20/00**                                            50,000    50,000                       49,979         49,979
6.46%, 11/20/00                                               50,000    50,000                       49,830         49,830
5.00%, 12/1/00                                                10,000    10,000                        9,990          9,990
6.43%, 12/8/00                                                14,000    14,000                       13,907         13,907
6.41%, 12/13/00                                               25,000    25,000                       24,813         24,813
6.44%, 12/15/00                                               36,202    36,202                       35,917         35,917
6.39%, 12/27/00                                              128,037   128,037                      126,764        126,764
6.39%, 12/29/00                                               15,000    15,000                       14,846         14,846
6.38%, 1/3/01                                                 78,813    78,813                       77,932         77,932
6.36%, 1/18/01                                                10,000    10,000                        9,999          9,999
6.48%*, 1/18/01                                               50,000    50,000                       49,975         49,975
6.36%, 1/30/01                                                75,000    75,000                       73,808         73,808
6.35%, 2/6/01                                                 24,724    24,724                       24,301         24,301
6.40%, 2/23/01                                                40,000    40,000                       39,189         39,189
5.63%, 3/19/01                                                30,000    30,000                       29,883         29,883
6.33%, 3/28/01                                                25,000    25,000                       24,354         24,354
6.66%, 4/6/01                                                 25,000    25,000                       25,006         25,006
6.80%, 4/17/01                                                10,000    10,000                        9,995          9,995
6.70%, 5/25/01                                                21,769    21,769                       20,938         20,938
7.08%, 6/29/01                                                25,000    25,000                       25,054         25,054
                                                                                      -------------------------------------
                                                                                                  1,255,032      1,255,032
Student Loan Marketing Assoc.  (7.7%)
6.63%*, 11/7/00**                                             11,500    11,500                       11,492         11,492
6.65%*, 11/7/00**                                             70,000    70,000                       69,996         69,996
6.72%*, 11/7/00**                                             30,000    30,000                       30,000         30,000
6.77%*, 11/7/00**                                             25,000    25,000                       25,000         25,000
6.77%*, 11/7/00**                                             70,000    70,000                       70,001         70,001
6.80%*, 11/7/00**                                             20,000    20,000                       19,989         19,989
6.81%*, 11/7/00**                                             60,000    60,000                       59,990         59,990
6.81%*, 11/7/00**                                             10,000    10,000                       10,001         10,001
6.43%, 1/4/01                                                 32,000    32,000                       31,634         31,634
6.55%, 2/14/01                                                20,000    20,000                       19,999         19,999
                                                                                      -------------------------------------
                                                                                                    348,102        348,102
Tennessee Valley Authority (0.3%)
6.00%, 11/1/00                                                14,279    14,279                       14,279         14,279
                                                                                      -------------------------------------
Total U.S. Government Agencies (Amortized Cost $2,200,960)                                        2,200,960      2,200,960
                                                                                      -------------------------------------

U.S. Treasury Obligations  (9.6%)
U.S. Treasury Bill (2.2%)
6.08%, 12/7/00                                  100,000                100,000        99,392                        99,392
                                                                                      -------------------------------------
U.S. Treasury Notes (7.4%)

Gradison Government Reserves Fund and U.S. Government Obligations Fund Pro Forma Combining Schedule of Portfolio Investments
October 31, 2000
(Amounts in thousands)


                                                                            Principal Amount               Market Value
                                                               ------------------------------------ --------------------------------
                                                                  U.S.        Gradison                 U.S.      Gradison
                                                               Government    Government             Government  Government
                                                               Obligations    Reserves              Obligations  Reserves
                                                                  Fund          Fund    Combined       Fund        Fund     Combined
                                                                  ----          ----    --------       ----        ----     --------
5.75%, 11/15/00                                                      25,000             25,000         24,997                 24,997
4.63%, 11/30/00                                                      75,000             75,000         74,914                 74,914
4.50%, 1/31/01                                                       50,000             50,000         49,733                 49,733
5.00%, 2/28/01                                                       25,000             25,000         24,898                 24,898
5.00%, 4/30/01                                                      110,000            110,000        109,090                109,090
5.63%, 5/15/01                                                       50,000             50,000         49,785                 49,785
                                                                                               -------------------------------------
                                                                                                      333,417                333,417
                                                                                               -------------------------------------
Total U.S. Treasury Obligations (Amortized Cost $432,809)                                             432,809                432,809
                                                                                               -------------------------------------

Repurchase Agreement (43.1%)
Barclays Capital, Inc.,  6.55%, 11/1/00
   (Collateralized by $109,660 U.S. Treasury Note,
   6.63%, 6/30/01, market value $112,200)                           110,000            110,000        110,000               110,000
Bear Stearns, 6.58%, 11/1/00
   (Collateralized by $2,294,956 various
   U.S. Treasury Bonds & Strips,
   6.00%-8.75%, 5/15/17-11/15/27, market value $607,794)            590,000            590,000        590,000               590,000
Deutsche Bank, 6.58%, 11/1/00
   (Collateralized by $628,269 various
   U.S. Government Securities,
   0.00%-6.25%, 11/15/00-8/15/05, market value $601,800)            590,000            590,000        590,000               590,000
Goldman Sachs Group L.P., 6.55%, 11/1/00
   (Collateralized by $122,170 various U.S.
   Treasury Notes & Strips 0.00% - 5.88%,
   11/15/04-2/15/12, market value $112,201)                         110,000            110,000        110,000               110,000
Greenwich Partners, 6.55%, 11/1/00
   (Collateralized by $108,533 various U.S. Treasury Notes,
   4.75%-6.50%, 8/15/05-11/15/08, market value $112,203)            110,000            110,000        110,000               110,000
Lehman Brothers, Inc., 6.50%, 11/1/00,
   (Collateralized by $288,803 various U.S. Government
   Securities, 7.50%-10.62%, 5/15/01-11/15/24,
   market value $107,883)                                           105,762            105,762        105,762               105,762
Morgan Stanley Dean Witter, 6.45%, 11/1/00
   (Collateralized by $106,890 various U.S. Treasury Notes,
   5.50%-6.63%, 12/31/00-4/30/02, market value $108,607)            105,000            105,000        105,000               105,000
Salomon Smith Barney, Inc., 6.55%, 11/1/00
   (Collateralized by $94,175 U.S. Treasury Bond,
   7.50%, 11/15/16, market value $112,251)                          110,000            110,000        110,000               110,000
Warburg Dillon Read, 6.55%, 11/1/00
   (Collateralized by $207,740 U.S. Treasury Strips,
   0.00%, 5/15/11, market value $112,202)                           110,000            110,000        110,000               110,000
                                                                                               -------------------------------------
Total Repurchase Agreement (Amortized Cost $1,940,762)                                                                0   1,940,762
                                                                                               -------------------------------------
                                                                                               -------------------------------------
Total Investments (Amortized Cost $4,574,531) (a) - 101.7%                                            432,809 2,200,960    4,574,531
                                                                                               -------------------------------------
Liabilities in excess of other assets - (1.7%)                                                 -------------------------------------
TOTAL NET ASSETS   -   100.0%                                                                                            $ 4,574,531
                                                                                               =====================================

(a) Cost and value for federal income tax and financial reporting purposes are the same.
* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates.
      The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2000.
** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

The Victory Portfolios
Statements of Assets and Liabilities
October 31, 2000
(Amounts in thousands, except per share amounts)



                                                                 U.S. Government       Gradison
                                                                   Obligations        Government                       Combined
                                                                      Fund           Reserves Fund     Adjustments      Totals
                                                                     ----------       ----------       ----------        ----------
      ASSETS:
Investments, at amortized cost                                       $  432,809        2,200,960                       2,633,769
Repurchase agreements, at cost                                        1,940,762             --                         1,940,762
Interest receivable                                                       4,574           12,095                          16,669
Receivable for capital shares issued                                       --                 11                              11
Prepaid expenses and other assets                                            16                0                              16
                                                                     ----------       ----------       ----------        ----------
         Total Assets                                                 2,378,161        2,213,066                       4,591,227
                                                                     ----------       ----------       ----------        ----------

LIABILITIES:
Cash overdraft                                                             --                626                             626
Dividends payable                                                        12,541           10,600                          23,141
Payable to brokers for investments purchased                               --             64,564                          64,564

Accrued expenses and other payables:
    Investment advisory fees                                                758              543                           1,301
    Administration fees                                                      43               19                              62
    Custodian fees                                                           46               35                              81
    Accounting fees                                                           2               17                              19
    Transfer agent fees                                                      18              877                             895
    Distribution fees                                                      --                209             (209)           --
    Shareholder service fees - Class G Shares                               413             --                209            622
    Other                                                                   115               49                             164
                                                                     ----------       ----------       ----------        ----------
         Total Liabilities                                               13,936           77,539                          91,475
                                                                     ----------       ----------       ----------        ----------
NET ASSETS:
Capital                                                               2,364,217        2,135,526              868         4,500,611
Undistributed (distribution in excess of) net
    investment income                                                         7             --               (868)             (861)
Accumulated undistributed net realized gains
    from investment transactions                                              1                1                                  2
                                                                     ----------       ----------       ----------        ----------
         Net Assets                                                  $2,364,225        2,135,527             --           4,499,752
                                                                     ==========       ==========       ==========        ==========


Net Assets
    Investor Shares                                                  $  424,927             --           (424,927)             --
    Trust Shares                                                           --               --            424,927           424,927
    Select Shares                                                     1,939,298             --         (1,939,298)             --
    Class G Shares                                                         --          2,135,527        1,939,298         4,074,825
                                                                     ----------       ----------       ----------        ----------
         Total                                                       $2,364,225        2,135,527             --           4,499,752
                                                                     ==========       ==========       ==========        ==========
Outstanding units of beneficial interest (shares)
    Investor Shares                                                     424,898             --           (424,898)             --
    Trust Shares                                                           --               --            424,898           424,898
    Select Shares                                                     1,939,377             --         (1,939,377)
    Class G Shares                                                         --          2,135,526        1,939,377         4,074,903
                                                                     ----------       ----------       ----------        ----------
         Total                                                        2,364,275        2,135,526             --           4,499,801
                                                                     ==========       ==========       ==========        ==========
Net asset value
    Offering and Redemption price per share - Investor Shares        $     1.00             --                                --
    Offering and Redemption price per share - Trust Shares           $     --               --                                 1.00
    Offering and Redemption price per share - Select Shares          $     1.00             --                                --
    Offering and Redemption price per share - Class G Shares         $     --               1.00                               1.00
                                                                     ==========       ==========       ==========        ==========

The Victory Portfolios
Statements of Operations
For the Year Ended October 31, 2000
(Amounts in thousands)

                                                                                    Gradison
                                                             U.S. Government       Government                   Combined
                                                             Obligations Fund     Reserves Fund   Adjustments   Totals
                                                             ----------------     -------------   -----------   ------

     Investment Income:
Interest income                                                 $ 135,613        $ 133,100                      $ 268,713
Securities Lending                                                      9             --                                9

    Total Income                                                  135,622          133,100                        268,722
                                                                ---------        ---------       ---------      ---------
Expenses:

Investment advisory fees                                            7,934            9,277                         17,211
Administration fees                                                 2,477            2,375           (210) (a)      4,642
Shareholder service fees-Class G Shares                             4,544             --            5,412  (b)      9,956
Distribution fees                                                    --              2,165         (2,165) (c)         --
Legal and audit fees                                                  196              202            398
Custodian fees                                                        459              399            858

Fund accounting fees                                                  131              126           (120) (d)        137
Printing fees                                                         156              450                            606
Registration and filing fees                                           36               57                             93
Transfer agent fees                                                    77            4,346                          4,423
Trustees' fees and expenses                                            53               52                            105
Other                                                                  81              121                            202
    Total Expenses                                                 16,144           15,704            868          32,716
                                                                ---------        ---------       ---------      ---------
Net Investment Income                                             119,478          117,396           (868)        236,006
                                                                ---------        ---------       ---------      ---------

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions                7                1                              8
                                                                ---------        ---------       ---------      ---------
Net realized/unrealized gains from investments:                         7                1                              8
                                                                ---------        ---------       ---------      ---------

Change in net assets resulting from operations                  $ 119,485        $ 117,397      $    (868)      $ 236,014
                                                                =========        =========       =========      =========



(a) Adjustment to reflect the effect of the tiered Administration Fee schedule to the combined assets (see notes to the Pro Forma Financial Statements).
(b)  Adjustment  to  reflect  the  proposed  Select  Shares  fee  structure  for
     Shareholder   Servicing  Fees  (see  notes  to  the  Pro  Forma   Financial
     Statements).
(c)  Adjustment to eliminate the Distribution Fees applicable to Class G Shares.
(d) Adjustment to reflect the effect of the tiered Fund Accounting Fee schedule to the combined net assets.
(e) Adjustment to reflect the effect of the Investment Advisor and Administration Waiver schedule.

                             The Victory Portfolios

                     Notes to Pro Forma Financial Statements
                                   (Unaudited)

1.    Organization Prior to Proposed Reorganization

      The Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund are separate investment portfolios offered by The Victory Portfolios.

      The Victory Portfolios are registered as open-end management companies under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Victory U.S. Government Obligations Fund and of the Victory Gradison Government ReservesFund is to provide a high level of income.


2.    Basis of Combination:

      The unaudited Pro Forma combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments reflect the accounts of the Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund as if the proposed reorganization occurred as of and for the year ended October 31, 2000. The accompanying statements give effect to the proposed transfer described below and have been derived from the books and records of the Funds utilized in calculating daily net asset value at October 31, 2000.

      The Agreement and Plan of Reorganization and Termination provides that at the time the reorganization becomes effective (the "Effective Time of the Reorganization"), all assets and liabilities will be transferred such that at and after the Effective Time of Reorganization, the assets and liabilities of the Victory U.S. Government Obligations Fund will be transferred to the Victory Gradison Government Reserves Fund. For accounting purposes, the historical basis of assets and liabilities of the Victory Gradison Government Reserves Fund will survive this reorganization.

      In exchange for the transfer of assets and liabilities, the Victory Gradison Government Reserves Fund will issue to the Victory U.S. Government Obligations Fund full and fractional Trust and Class G Shares, and the Victory U.S. Government Obligations Fund will make a liquidating distribution of such shares to its shareholders. The number of shares of the Victory Gradison Government Reserves Fund so issued will be equal in value to the full and fractional shares of the Victory U.S. Government Obligations Fund that are outstanding immediately prior to the Effective Time of the
Reorganization. At and after the Effective Time of the Reorganization, all debts, liabilities and obligations of the Victory U.S. Government Obligations Fund will attach to the Victory Gradison Government Reserves Fund and may thereafter be enforced against the Victory Gradison Government Reserves Fund to the same extent as if they had been incurred by it.

                             The Victory Portfolios

                                   (Unaudited)


      The accompanying pro forma financial statements represent the Victory Gradison Government Reserves Fund, and reflect the combined results of operations of the two Victory Funds. However, should such reorganization be effected, the statements of operations of the Victory Gradison Government Reserves Fund will not be restated for pre-combination period results of the corresponding Funds. The Pro Forma combining Statements of Assets and Liabilities, Statements of Operations, and Schedule of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds.

      Expenses:

      Victory Capital Management Inc., a subsidiary of KeyCorp, serves as the investment adviser to The Victory Portfolios. Affiliates of Victory Capital Management Inc. and other financial institutions serve as Shareholder Servicing Agents for The Victory Portfolios. BISYS Fund Services ("BISYS") an indirect, wholly-owned subsidiary of The BISYS Group, Inc. serves as the administrator and distributor for The Victory Portfolios. BISYS Fund Services, Ohio, Inc., an affiliate of The BISYS Group, Inc., serves as the mutual fund accountant.

      The Funds

      The Victory Gradison Government Reserves Fund currently issues a single class of Classs G Shares. The Victory U.S. Government Obligations Fund currently issues two classes of shares: Investor Shares and Select Shares. In connection with the reorganization, the Victory Gradison Government Reserves Fund Trust Shares, as described above. Each class of shares has substantially identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

      Select shares are subject to servicing fees, pursuant to a Shareholder Servicing plan, payable at an annual rate of 0.25% of average daily net assets.

      Under the terms of the investment advisory agreement, Victory Capital Management Inc. is entitled to receive fees computed at the annual rate of 0.50% on the first $400 million, 0.45% on the next $600 million, 0.40% on the next $1 billion, and 0.35% in excess of $2 billion of the Victory Gradison Government Reserves Fund and of 0.35% on the Victory U.S. Government Obligations Fund. For the year ended October 31, 2000, total Victory Capital Management Inc. investment advisory fees incurred by the Fund, and advisory fees waived, were as follows (in thousands):


                             The Victory Portfolios

               Notes to Pro Forma Financial Statements - Continued
                                   (Unaudited)


                                                   Total Fees     Waiver
                                                   ----------     ------

Victory Gradison Government Reserves Fund           $9,277        $2,647

Victory U.S. Government Obligations Fund            $7,934        $   -

      Under the terms of the administration agreement, BISYS' fees are computed at the annual rate of 0.15% of each Funds' average daily net assets of $300 million and less, 0.12% of each Funds' average daily net assets between $300 million and $600 million and 0.10% of each Funds' average daily net assets greater than $600 million. For the year ended October 31, 2000, BISYS' fees, and amounts waived, were as follows (in thousands):

                                                   Total Fees     Waiver
                                                   ----------     ------
Victory Gradison Government Reserves Fund          $2,375         $1,219

Victory U.S. Government Obligations Fund           $2,477         $     -


Pro Forma Adjustments and Pro Forma Combined Columns

      The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the contractual rates that would have been in effect if the Victory U.S. Government Obligations Fund was included in the Victory Gradison Government Reserves Fund for the year ended October 31, 2000. The investment advisory fees and the 12b-1 and shareholder service fees, as applicable, disclosed in the pro forma combined column are calculated at the rates in effect for the Gradison Government Reserves Fund based upon the combined net assets of the combined Funds.

      The pro forma combined accumulated undistributed net realized gains (losses) from investment transactions in the accompanying Statements of Assets and Liabilities may include amounts identified as capital loss carryforwards as of October 31, 2000 (the Funds' most recent fiscal year end date prior to the Effective Date of the Reorganization). The Victory Gradison Government Reserves Fund had a capital loss carryforward for Federal income tax purposes as of October 31, 2000 of approximately $226,000.
Utilization of this capital loss carryforward subsequent to the Effective Date of the reorganization may be limited under the provisions of the Internal Revenue Code.

3.    Portfolio Valuation, Securities Transactions and Related Income:

      Investments in common and preferred stocks, corporate bonds, commercial paper, municipal and foreign government bonds, U.S. Government securities and securities of U.S. Government agencies are valued at their market values determined on the basis of the latest

                             The Victory Portfolios

                                   (Unaudited)


available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded on or the basis of valuation procedures approved by the Board of Trustees. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

      Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of foreign taxes withheld. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                             The Victory Portfolios

                                   (Unaudited)


4.    Capital Shares:

      In connection with the reorganization, Victory Gradison Government Reserves Fund will issue separate Investor and Select Shares.

      The pro forma net asset values per share assume the impact of any required corporate actions relating to shares of The Victory Portfolios that would have occurred at October 31, 2000 in connection with the proposed reorganization of the Victory Gradison Government Reserves Fund and the Victory U.S. Government Obligations Fund as described above. The pro forma number of shares outstanding consists of the following:

---------------------------------------------------------------------
                               Shares      Additional    Pro forma
                             Outstanding     Shares      Shares at
                             at October     Issued in   October 31,
                              31, 2000         the          2000
                                (000)     Reorganization   (000)
                                              (000)
---------------------------------------------------------------------
Victory Gradison                  -             424,898      424,898
Government Reserves Fund -
Trust Shares
---------------------------------------------------------------------
Victory Gradison                              1,939,377    4,074,903
Government Reserves Fund    2,135,526
-Class G Shares
---------------------------------------------------------------------

                            THE VICTORY PORTFOLIOS
                                    PART C

                              OTHER INFORMATION

ITEM 15.     INDEMNIFICATION.

      The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A as filed February 23, 2001, accession number 0000922423-01-000239.

ITEM 16.     EXHIBITS.

(1)          Certificate of Trust. (1)

(2)          Bylaws, Amended and Restated as of August 28, 1998. (2)

(3)          Not applicable.

(4) Form of Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the U.S. Government Obligations Fund and Gradison Government Reserves Fund.

(5)(a) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.(3)

(5)(b)       Schedule A to Trust Instrument dated December 6, 1995. (4)

(6)(a) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. (5)

(6)(b)       Schedule A to Investment Advisory Agreement dated as of March 1,
             1997. (4)

(7)(a) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership. (5)

(7)(b)       Schedule I to the Distribution Agreement. (4)

(8)          Not applicable.

(9)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (5)


---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.

(2) Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

(3) Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.

(4)   To be filed by amendment.

(5) Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.

(9)(b)       Schedule A to the Mutual Fund Custody Agreement. (4)

(9)(c) Global Custody Agreement dated October 24, 1999 between The Bank of New York and Key Trust Company of Ohio. (3)

(9)(d) Foreign Custody Manager Agreement dated February 17, 2000 between The Bank of New York and Registrant. (3)

(10)(a)      Amended and Restated Rule 18f-3 Multi-Class Plan, dated as of
             [                         ]. (4)

(10)(b)      Shareholder Servicing Plan dated June 5, 1995. (5)

(10)(c)      Schedule I to the Shareholder Servicing Plan. (4)

(10)(d)      Form of Shareholder Servicing Agreement. (1)

(10)(e) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant.(6)

(10)(f)      Schedule A to Distribution and Service Plan for Class G Shares. (4)

(11)(a) Opinion and Consent of Kramer Levin Naftalis & Frankel LLP ("Kramer Levin"), on behalf of Gradison Government Reserves Fund. (4)

(11)(b)(1) Opinion of Morris, Nichols, Arsht & Tunnell, Delaware counsel to Registrant, relating to the Gradison Government Reserves Fund. (4)

(12) Tax Opinion of Kramer Levin in connection with the reorganization of Gradison Government Reserves Fund. (4)

(13)         Not applicable.

(14)(a)      Consent of Kramer Levin Naftalis &Frankel LLP.

(14)(b)      Consent of PricewaterhouseCoopers LLP.

(15)         Not applicable.

(16)         Powers of Attorney of Theodore H. Emmerich, Harry Gazelle, Frankie
             D. Hughes, Thomas F. Morrissey, H. Patrick Swygert, Eugene J. McDonald, Donald E. Weston and Leigh A. Wilson. (3)

(17)         Form of Proxy Card.

---------------

(6) Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

Item 17.     UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "Securities Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 1st day of June, 2001.

                              THE VICTORY PORTFOLIOS
                              (Registrant)


                              By: /s/ Leigh A. Wilson
                                 ---------------------------------------------
                                    Leigh A. Wilson, President and Trustee


Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment to its Registration on Form N-14 has been signed below by the following persons in the capacities indicated on the 1st day of June, 2001.

 /s/ Roger Noall                 Chairman of the     June 1, 2001
------------------------         Board and Trustee
Roger Noall

 /s/ Leign A. Wilson             President and       June 1, 2001
------------------------         Trustee
Leigh A. Wilson

/s/ Joel B. Engle                Treasurer           June 1, 2001
-----------------------
Joel B. Engle

                                 Trustee             June 1, 2001
             *
-----------------------
Theodore H. Emmerich

                                 Trustee             June 1, 2001
             *
-----------------------
Frankie D. Hughes

                                 Trustee             June 1, 2001
             *
-----------------------
Harry Gazelle

                                 Trustee             June 1, 2001
             *
-----------------------
Eugene J. McDonald
                                 Trustee             June 1, 2001
             *
-----------------------
Thomas F. Morrissey

                                 Trustee             June 1, 2001
             *
-----------------------
H. Patrick Swygert

                                 Trustee             June 1, 2001
             *
-----------------------
Frank A. Weil

                                 Trustee             June 1, 2001
             *
-----------------------
Donald E. Weston


*By: /s/ Carl Frischling
     ----------------------------
      Carl Frischling
      Attorney-in-Fact

                            THE VICTORY PORTFOLIOS

                              INDEX TO EXHIBITS

Exhibit Number

EX-99.4 Form of Agreement and Plan of Reorganization and Termination between Registrant, on behalf of the U.S. Government Obligations Fund and Gradison Government Reserves Fund.

EX-99.14(a)      Consent of Kramer Levin Naftalis & Frankel LLP.

EX-99.14(b)      Consent of PricewaterhouseCoopers LLP.

EX-99.17         Form of Proxy Card.